Principles of Consolidation, Organization and Nature of Operations - Additional information (Detail) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended				12 Months Ended						2 Months Ended	12 Months Ended			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Gaiam Incorporated	Dec. 31, 2012 Gaiam Incorporated Second Extension of Term	Dec. 31, 2012 Gaiam Incorporated First Extension of Term	Dec. 31, 2012 Riverside Renewable Energy Investments	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due May Four Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due June Twenty Twenty Fourteen	Nov. 30, 2012 Alteris	Dec. 31, 2012 Alteris	Dec. 31, 2012 Silicon Valley Bank	Sep. 30, 2013 Silicon Valley Bank	Sep. 30, 2013 Silicon Valley Bank Alteris	Dec. 31, 2012 Silicon Valley Bank Alteris
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt financing, cash balance		$ 10,400,000												$ 10,400,000
Debt financing, outstanding borrowing																												6,500,000	6,500,000
Related party debt																		1,700,000			3,150,000	3,000,000	150,000
Related party extension date																			Apr. 30, 2014	Apr. 30, 2013		May 04, 2014	Jun. 20, 2014
Line of credit facility, maturity date																		Dec. 30, 2012						Mar. 31, 2013	Oct. 30, 2012	Sep. 30, 2013		Sep. 30, 2014
Additional Loan obtained																		1,000,000			1,000,000
Recurring losses	(2,094,000)	(3,815,000)	[1]	(39,017,000)	[2]	(2,518,000)	(1,856,000)	116,000	(478,000)	(1,575,000)	37,000	(8,796,000)	(43,391,000)	(47,206,000)	(1,900,000)	1,239,000
Proceeds from private placement												8,400,000
Cash	2,302,000	10,390,000		3,827,000				11,813,000				2,302,000	3,827,000	10,390,000	11,813,000	11,123,000	12,206,000
Borrowing base availability																											$ 6,500,000	$ 6,500,000

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.